Cover	Aug. 26, 2021	Jun. 17, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Aug. 26, 2021
Entity Registrant Name		Pareteum Corp
Entity Incorporation, State or Country Code		DE
Entity File Number		001-35360
Entity Tax Identification Number		95-4557538
Entity Address, Address Line One		1185 Avenue of the Americas
Entity Address, Address Line Two		2nd Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10036
City Area Code		(646)
Local Phone Number		975-0400
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001084384